UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%
	Shares	Value
Argentina — 0.4%
Ternium ADR	220	$5,260

Australia — 5.8%
Australia & New Zealand Banking Group	230	4,873
Caltex Australia	270	6,312
Commonwealth Bank of Australia	80	4,466
Harvey Norman Holdings	2,000	7,683
LendLease Group	650	6,685
Macquarie Group	190	11,534
Medibank Pvt	3,000	5,888
TPG Telecom	820	4,716
Westpac Banking	190	4,404
Woodside Petroleum	670	14,458

		71,019

Austria — 1.2%
ANDRITZ	70	3,662
Erste Group Bank	360	11,306

		14,968

Belgium — 0.4%
KBC Group	90	5,484

Brazil — 0.6%
Itau Unibanco Holding ADR	605	7,218

Canada — 1.6%
Barrick Gold	200	3,519
Constellation Software	17	7,963
Dollarama	100	7,473

		18,955

China — 1.0%
Huadian Power International	8,000	3,435
NetEase ADR	46	11,822

		15,257

Denmark — 3.5%
Danske Bank	380	11,732
ISS	110	4,325

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Denmark — (continued)
Novo Nordisk, Cl B	190	$6,797
Pandora	120	15,620
Vestas Wind Systems	50	4,011

		42,485

Finland — 2.3%
Neste	340	14,680
UPM-Kymmene	600	13,963

		28,643

France — 9.7%
Atos	60	6,232
AXA	560	12,624
Klepierre‡	410	16,773
L’Oreal	46	8,233
LVMH Moet Hennessy Louis Vuitton	36	6,542
Renault	50	4,342
Safran	230	15,814
Sanofi	180	14,021
SCOR	200	6,475
Societe BIC	20	2,773
Societe Generale	200	7,807
Thales	80	7,532
Valeo	130	7,492

		116,660

Germany — 7.6%
Allianz	80	12,470
Bayerische Motoren Werke	140	12,198
Continental	57	10,922
Covestro (A)	110	6,501
Daimler	70	4,988
Deutsche Telekom	330	5,378
GEA Group	150	5,800
HeidelbergCement	60	5,675
HOCHTIEF	50	6,825
OSRAM Licht	90	5,103
SAP	150	13,213
United Internet	100	4,105

		93,178

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — 2.4%
CK Hutchison Holdings	500	$6,186
HKT Trust & HKT	3,000	4,124
Power Assets Holdings	1,000	9,406
WH Group (A)	8,000	6,488

		26,204

Hungary — 0.3%
MOL Hungarian Oil & Gas (B)	50	3,216

Ireland — 0.5%
Kerry Group, Cl A	90	6,579

Israel — 1.0%
Taro Pharmaceutical Industries *	50	5,076
Teva Pharmaceutical Industries	280	11,729

		16,805

Italy — 1.2%
Ferrari	150	7,901
Prysmian	260	6,470

		14,371

Japan — 23.7%
Asahi Group Holdings	200	7,154
Astellas Pharma	300	4,461
Bandai Namco Holdings	200	6,007
Central Japan Railway	100	17,035
Daito Trust Construction	100	16,759
Fuji Electric	3,000	15,018
Fuji Heavy Industries	100	3,904
FUJIFILM Holdings	100	3,790
Hakuhodo DY Holdings	200	2,409
Hitachi Chemical	300	7,037
Hitachi Metals	700	8,758
Hoya	100	4,181
Kajima	1,000	6,761
Kao	300	15,462
KDDI	600	18,262
Mazda Motor	200	3,295
MEIJI Holdings	100	9,993
Mitsubishi Electric	800	10,852
Mitsubishi Tanabe Pharma	600	11,706

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — (continued)
Nippon Telegraph & Telephone	100	$4,444
NTT DOCOMO	400	10,072
Oracle Japan	100	5,454
ORIX	700	11,117
Shionogi	300	14,812
Sumitomo Chemical	3,000	14,246
Suruga Bank	300	7,338
Teijin	300	5,816
Tohoku Electric Power	400	4,901
Toyota Motor	200	11,593
Yamaguchi Financial Group	1,000	11,042
Yamaha	400	14,323

		288,002

Mexico — 0.8%
Gruma, Cl B	690	9,592

Netherlands — 1.8%
ABN AMRO Group (A)	300	6,924
Koninklijke Ahold Delhaize	490	11,186
Randstad Holding	70	3,605

		21,715

Norway — 0.5%
Orkla	660	6,235

Portugal — 0.5%
Galp Energia SGPS	490	6,643

Singapore — 0.8%
DBS Group Holdings	900	9,704
Flex *	730	10,358

		20,062

South Africa — 1.4%
AngloGold Ashanti *	310	4,153
FirstRand	2,000	7,167
Nedbank Group	370	6,051

		17,371

South Korea — 0.5%
Samsung Electronics GDR	9	6,350

Spain — 1.6%
Aena (A)	50	7,341

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Spain — (continued)
Grifols	130	$2,570
Red Electrica	480	10,015

		19,926

Sweden — 2.2%
Atlas Copco, Cl A	280	8,215
Hexagon, Cl B	220	7,702
Skandinaviska Enskilda Banken, Cl A	1,120	11,303

		27,220

Switzerland — 6.9%
Actelion	155	22,399
Nestle	180	13,051
Novartis	40	2,846
Partners Group Holding	10	5,063
Roche Holding	35	8,046
Swiss Life Holding	57	15,092
Swiss Re	190	17,646

		84,143

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing ADR	210	6,531

Thailand — 0.7%
Airports of Thailand (B)	800	8,709

United Kingdom — 15.8%
3i Group	2,300	18,890
Associated British Foods	140	4,219
Auto Trader Group (A)	790	3,623
BT Group, Cl A	2,000	9,203
Bunzl	150	4,037
Carnival	140	6,745
Coca-Cola European Partners	170	6,534
Diageo	190	5,069
GlaxoSmithKline	1,240	24,565
HSBC Holdings	970	7,316
Intertek Group	100	4,184
Johnson Matthey	140	5,843
Lloyds Banking Group	6,000	4,205
Merlin Entertainments (A)	550	3,102

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United Kingdom — (continued)
Mondi	340	$6,642
Persimmon	660	13,685
Petrofac	1,170	11,550
Reckitt Benckiser Group	150	13,427
RELX	600	10,729
Unilever	460	19,245
WPP	400	8,705

		191,518

TOTAL COMMON STOCK (Cost $1,225,246)		1,200,319

EXCHANGE TRADED FUND — 1.0%

iShares MSCI EAFE (Cost $12,434)	210	12,142

TOTAL INVESTMENTS— 99.5% (Cost $1,237,680)†		$1,212,461

Percentages are based on total Net Assets of $1,219,135

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $1,237,680, and the unrealized appreciation and depreciation were $24,447 and $(49,666), respectively.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2016, the value of these securities amounted to $33,979, representing 3.0% of the net assets of the Fund.

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2016, was $11,925 and represented 1.0% of net assets.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia, Far East
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016
(Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of October 31, 2016 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$5,260	$—	$—	$5,260
Australia	71,019	—	—	71,019
Austria	14,968	—	—	14,968
Belgium	5,484	—	—	5,484
Brazil	7,218	—	—	7,218
Canada	18,955	—	—	18,955
China	11,822	—	—	11,822
Denmark	42,485	—	—	42,485
Finland	28,643	—	—	28,643
France	116,660	—	—	116,660
Germany	93,178	—	—	93,178
Hong Kong	29,639	—	—	29,639
Hungary	—	3,216	—	3,216
Ireland	6,579	—	—	6,579
Israel	11,729	—	—	11,729
Italy	14,371	—	—	14,371
Japan	288,002	—	—	288,002
Mexico	9,592	—	—	9,592
Netherlands	21,715	—	—	21,715
Norway	6,235	—	—	6,235
Portugal	6,643	—	—	6,643
Singapore	9,704	—	—	9,704
South Africa	17,371	—	—	17,371
South Korea	6,350	—	—	6,350
Spain	19,926	—	—	19,926
Sweden	27,220	—	—	27,220
Switzerland	84,143	—	—	84,143
Taiwan	6,531	—	—	6,531
Thailand	—	8,709	—	8,709
United Kingdom	191,518	—	—	191,518
United States	15,434	—	—	15,434

Total Common Stock	1,188,394	11,925	—	1,200,319

Exchange Traded Fund	12,142	—	—	12,142

Total Investments in Securities	$1,200,536	$11,925	$—	$1,212,461

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of October 31, 2016, securities with a total value $11,925 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and Level 3 assets for the period ended October 31, 2016. All other transfers were considered to have occurred as of the end of the period.

Amounts designated as “— “ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

SGA-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: January 6, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: January 6, 2017